Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee generally grants annual equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards.  In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee generally grants annual equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards.  In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In addition, we do not grant
equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false